CAPITALIZED SOFTWARE, NET AND OTHER INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
CAPITALIZED SOFTWARE, NET AND OTHER INTANGIBLE ASSETS, NET

7. Capitalized software, net and other intangible assets, net

Capitalized software, net and other intangible assets, net as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023			As of March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Capitalized software	$2,393	$(136)	$2,257	$2,326	$(123)	$2,203

Other intangible assets	$380	$-	$380	$380	$-	$380

Substantially all capitalized software, net and other intangible assets, net are subject to amortization when they are available for their intended use. For the three months ended June 30, 2023 and 2022, amortization expense was $13 and $25, respectively.

Estimated annual amortization for intangible assets over the next five years are as follows:

	Remainder of 2024	2025	2026	2027	2028
Estimated annual amortization	$63	$292	$464	$454	$454

7. Capitalized software, net and other intangible assets, net

Capitalized software, net and other intangible assets, net as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023			2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Capitalized software	$2,326	$(123)	$2,203	$2,259	$(83)	$2,176

Other intangible assets	$380	$-	$380	$-	$-	$-

Other intangible assets include patent and technology related intangible assets of $380 acquired from the SafeGait asset acquisition discussed in Note 2, which represented non-cash investing activities for the year ended March 31, 2023. The weighted-average useful lives of these intangible assets are 10 years.

Substantially all capitalized software, net and other intangible assets, net are subject to amortization when they are available for their intended use. For the years ended March 31, 2023 and 2022, amortization expense was $46 and $48, respectively.

Estimated annual amortization for intangible assets over the next five years are as follows:

	2024	2025	2026	2027	2028
Estimated annual amortization	$84	$488	$451	$442	$442

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)